Commitments and Contingencies (Tables) - TEMPO AUTOMATION INC	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Schedule of operating lease-related assets and liabilities recorded on the balance sheets

The table below presents the operating lease-related assets and liabilities recorded on the condensed balance sheets (in thousands):

	Classifications on the condensed financial statements	As of September 30, 2022
Operating lease assets	Operating leases – right-of-use asset	$565
Operating lease liability, current	Operating lease liability, current	801
Operating lease liability, noncurrent	Operating lease liability, noncurrent	38

	Classifications on the condensed financial statements	As of December 31, 2021
Operating lease assets	Operating leases– right-of-use asset	$1,323
Operating lease liability, current	Operating lease liability, current	1,111
Operating lease liability, noncurrent	Operating lease liability, noncurrent	546

	Classifications on the financial
	statements	December 31, 2021
Operating lease assets	Operating leases – right-of-use asset	$1,323
Operating lease liability, current	Operating lease liability, current	1,111
Operating lease liability, noncurrent	Operating lease liability, noncurrent	546

	Classifications on the financial
	statements	December 31, 2020
Operating lease assets	Operating leases – right-of-use asset	$2,109
Operating lease liability, current	Operating lease liability, current	987
Operating lease liability, noncurrent	Operating lease liability, noncurrent	1,657

Schedule of future minimum lease payments under non-cancelable operating leases

Future minimum lease payments under non-cancelable operating leases as of September 30, 2022 are as follows (in thousands):

As of September 30,
2022
2022 (remaining)	$307
2023	531
2024	29
Total future lease payments	867
Less imputed interest	(28)
Total operating lease liability	$839

Future minimum lease payments under non-cancelable operating leases as of December 31, 2021 are as follows (in thousands):

As on December 31,
2021
2022	$1,215
2023	531
2024	29
Total future lease payments	1,775
Less imputed interest	(118)
Total operating lease liability	$1,657

Schedule of finance lease-related assets and liabilities recorded on the balance sheet

The table below presents the finance lease-related assets and liabilities recorded on the condensed balance sheets and the condensed statement of operations (in thousands):

	Classification on the condensed financial statements	As of September 30, 2022
Finance lease assets	Property and equipment, net	$3,519
Finance lease liability, current	Finance lease, current	1,897
Finance lease liability, noncurrent	Finance lease, noncurrent	—

		Nine Months Ended
		September 30, 2022
Depreciation of the leased asset	Cost of revenue	$1,935
Lease interest expense	Other income (expense), net	329

	Classification on the condensed financial statements	As of December 31, 2021
Finance lease assets	Property and equipment, net	$3,943
Finance lease liability, current	Finance lease, current	1,091
Finance lease liability, noncurrent	Finance lease, noncurrent	1,606

		Nine Months Ended
		September 30, 2021
Depreciation of the leased asset	Cost of revenue	$409
Lease interest expense	Other income (expense), net	464

	Classification on the financial
	statements	December 31, 2021
Finance lease assets	Property and equipment, net	$3,943
Finance lease liability, current	Finance lease, current	1,091
Finance lease liability, noncurrent	Finance lease, noncurrent	1,606
Depreciation of the leased asset	Cost of revenue	547
Lease interest expense	Other income (expense), net	598

	Classification on the financial
	statements	December 31, 2020
Finance lease assets	Property and equipment, net	$4,490
Finance lease liability, current	Finance lease, current	906
Finance lease liability, noncurrent	Finance lease, noncurrent	2,697
Depreciation of the leased asset	Cost of revenue	273
Lease interest expense	Other income (expense), net	376

Schedule of future minimum lease payments under finance lease

Future minimum lease payments under finance lease are as follows (in thousands):

As of September 30,
2022
2022 (remaining)	$376
2023	1,731
Total future lease payments	2,107
Less: imputed interest	(210)
Total finance lease liability	$1,897

Future minimum lease payments under finance lease are as follows (in thousands):

As of December 31,
2021
2022	$1,504
2023	1,731
Total future lease payments	3,235
Less: imputed interest	(538)
Total finance lease liability	$2,697

Schedule of supplemental disclosures of cash flow information related to leases

	Nine Months Ended September 30,
	2022	2021
Operating cash flows paid for operating leases	$908	$885
Financing cash flows paid for finance leases	1,128	1,128

	Years Ended December 31,
	2021	2020
Operating cash flows paid for operating leases	$1,184	$689
Financing cash flows paid for finance leases	1,504	773
Non-cash activity: Lease liabilities arising from obtaining right-of-use assets	—	107